Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2018
Additional Financial Information of Parent Company
Additional Financial Information of Parent Company

Additional Financial Information of Parent Company — Financial Statements Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Balance Sheets

(In RMB except for share data)

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	147,457,957	10,424,536	1,516,186
Other current assets	669,152	446,736	64,975
Total current assets	148,127,109	10,871,272	1,581,161
Investment in subsidiaries and VIE	1,491,249,244	1,144,961,352	166,527,722
Property and equipment, net	52,637	32,409	4,714
Other non-current assets	333,357	418,307	60,840
Loan to subsidiaries	193,812,365	197,998,064	28,797,624
Total Assets	1,833,574,712	1,354,281,404	196,972,061
LIABILITIES
Other current liabilities	1,992,842	2,424,155	352,579
Amounts due to related parties — non current	12,230,114	12,845,906	1,868,360
Total Liabilities	14,222,956	15,270,061	2,220,939
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 198,143,739 and 201,479,446 shares issued and outstanding, as of December 31, 2017 and 2018, respectively)	620,953	631,715	91,879
Additional paid-in capital	1,116,742,286	1,138,107,676	165,530,896
Retained earnings	661,218,074	147,118,546	21,397,505
Accumulated other comprehensive income	40,770,443	53,153,406	7,730,842
Total shareholders’ equity	1,819,351,756	1,339,011,343	194,751,122

TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	1,833,574,712	1,354,281,404	196,972,061

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Operations and Comprehensive Income

(In RMB)

	Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Cost of revenues	(4,246,514)	(2,433,718)	(187,196)	(27,227)
Selling expenses	(129,584)	(1,574,380)	(3,418,127)	(497,146)
General and administrative expenses	(24,160,949)	(35,254,910)	(24,195,705)	(3,519,119)
Other income	561,503	290,197	2,345,741	341,174
Interest income	6,465	4,862	1,502	218
Loss before taxes and income (loss) from equity in subsidiaries and VIEs	(27,969,079)	(38,967,949)	(25,453,785)	(3,702,100)
Income (loss) from equity in subsidiaries and VIEs	235,552,947	448,460,128	(362,290,233)	(52,692,929)
Net income (loss)	207,583,868	409,492,179	(387,744,018)	(56,395,029)
Other comprehensive income (loss)	42,817,494	(36,401,114)	12,382,963	1,801,028
Comprehensive income (loss) attributable to Jupai shareholders	250,401,362	373,091,065	(375,361,055)	(54,594,001)

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Cash Flows

(In RMB)

	Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Cash flows from operating activities:
Net income (loss)	207,583,868	409,492,179	(387,744,018)	(56,395,029)
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	21,423,694	30,455,939	18,108,942	2,633,836
Depreciation	—	10,890	20,227	2,942
Income (loss) from equity in subsidiaries and VIEs	(235,552,947)	(448,460,128)	362,290,233	52,692,929
Changes in operating assets and liabilities:
Other receivables	(20,811,000)	20,811,000	—	—
Other current assets	115,726	527,481	222,416	32,349
Other non-current assets	—	(333,357)	(84,950)	(12,355)
Other current liabilities	41,108	1,349,551	431,312	62,732
Net cash provided by (used in) operating activities	(27,199,551)	13,853,555	(6,755,838)	(982,596)

Cash flows from investing activities:
Collection of loan to subsidiaries	—	1,896,887	5,572,843	810,536
Purchases of property and equipment, intangible assets	—	(63,527)	—	—
Investment in Up Capital	(11,693,178)	(17,172,335)	—	—
Investment in Non-linear	(4,168,461)	(4,108,940)	—	—
Net cash (used in) provided by investing activities	(15,861,639)	(19,447,915)	5,572,843	810,536

Cash flows from financing activities:
Proceeds from private placement	114,399,705	—	—	—
Exercise of options	3,105,533	11,678,547	3,267,210	475,196
Dividend paid by Jupai Holdings	—	(111,196,228)	(126,355,510)	(18,377,647)
Payment of private placement cost	(10,078,713)	—	—	—
Net cash provided by (used in) financing activities	107,426,525	(99,517,681)	(123,088,300)	(17,902,451)
Effect of exchange rate changes	18,695,204	(10,039,644)	(12,762,126)	(1,856,173)
Net increase (decrease) in cash and cash equivalents	83,060,539	(115,151,685)	(137,033,421)	(19,930,684)
Cash and cash equivalents — beginning of year	179,549,103	262,609,642	147,457,957	21,446,870
Cash and cash equivalents — end of year	262,609,642	147,457,957	10,424,536	1,516,186

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Notes to Schedule I

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit as “Income from equity in subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Income.

2.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.

3.

As of December 31, 2018, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.

4.

Translations of amounts from RMB into $ are solely for the convenience of the readers and were calculated at the rate of USD1.00 for RMB6.8755 on December 31, 2018, representing the certificated exchange rate published by the Federal Reserve Board.